Business Segments	6 Months Ended
Jun. 30, 2011
Business Segments [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS
The Firm is managed on a line of business basis. There are six major reportable business segments - Investment Bank, Retail Financial Services, Card Services & Auto, Commercial Banking, Treasury & Securities Services and Asset Management, as well as a Corporate/Private Equity segment. The business segments are determined based on the products and services provided, or the type of customer served, and they reflect the manner in which financial information is currently evaluated by management. Results of these lines of business are presented on a managed basis. For a definition of managed basis, see the footnotes to the table below. For a further discussion concerning JPMorgan Chase’s business segments, see Business Segment Results on pages 17–18 of this Form 10-Q, and pages 67–68 and Note 34 on pages 290–293 of JPMorgan Chase’s 2010 Annual Report.
Subsequent business segment changes
Commencing July 1, 2011, the Firm’s business segments have been reorganized as follows:
Auto and Student Lending transferred from the RFS segment and are reported with Card in a single segment. RFS continues as a segment, organized in two components: Consumer & Business Banking (formerly Retail Banking) and Mortgage Banking (including Mortgage Production and Servicing, and Real Estate Portfolios).
The business segment information associated with RFS and Card that is included in the following Segment results section has been revised to reflect the business reorganization retroactive to January 1, 2010.
Segment results
The following tables provide a summary of the Firm’s segment results for the three and six months ended June 30, 2011 and 2010, on a managed basis. Total net revenue (noninterest revenue and net interest income) for each of the segments is presented on a tax-equivalent basis. Accordingly, revenue from tax-exempt securities and investments that receive tax credits are presented in the managed results on a basis comparable to taxable securities and investments. This approach allows management to assess the comparability of revenue arising from both taxable and tax-exempt sources. The corresponding income tax impact related to these items is recorded within income tax expense/(benefit).
Effective January 1, 2011, capital allocated to Card was reduced, largely reflecting portfolio runoff and the improving risk profile of the business; capital allocated to TSS was increased, reflecting growth in the underlying business. The Firm continues to assess the level of capital required for each line of business, as well as the assumptions and methodologies used to allocate capital to the business segments, and further refinements may be implemented in future periods.
Segment results and reconciliation(a)

Three months ended June 30, 2011 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$5,233	$3,115	$1,306	$598	$1,183	$2,139	$1,847	$(478)	$14,943
Net interest income	2,081	4,027	3,455	1,029	749	398	218	(121)	11,836
Total net revenue	7,314	7,142	4,761	1,627	1,932	2,537	2,065	(599)	26,779
Provision for credit losses	(183)	994	944	54	(2)	12	(9)	—	1,810
Credit allocation income/(expense)(b)	—	—	—	—	32	—	—	(32)	—
Noninterest expense	4,332	5,271	1,988	563	1,453	1,794	1,441	—	16,842
Income/(loss) before income tax expense/(benefit)	3,165	877	1,829	1,010	513	731	633	(631)	8,127
Income tax expense/(benefit)	1,108	494	719	403	180	292	131	(631)	2,696
Net income	$2,057	$383	$1,110	$607	$333	$439	$502	$—	$5,431
Average common equity	$40,000	$25,000	$16,000	$8,000	$7,000	$6,500	$71,577	$—	$174,077
Average assets	841,355	287,235	198,044	143,560	52,688	74,206	595,455	NA	2,192,543
Return on average common equity	21%	6%	28%	30%	19%	27%	NM	NM	12%
Overhead ratio	59	74	42	35	75	71	NM	NM	63

Three months ended June 30, 2010 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$4,432	$2,727	$1,126	$546	$1,227	$1,699	$1,103	$(446)	$12,414
Net interest income	1,900	4,237	3,936	940	654	369	747	(96)	12,687
Total net revenue	6,332	6,964	5,062	1,486	1,881	2,068	1,850	(542)	25,101
Provision for credit losses	(325)	1,545	2,391	(235)	(16)	5	(2)	—	3,363
Credit allocation income/(expense)(b)	—	—	—	—	(30)	—	—	30	—
Noninterest expense	4,522	3,945	1,772	542	1,399	1,405	1,046	—	14,631
Income/(loss) before income tax expense/(benefit)	2,135	1,474	899	1,179	468	658	806	(512)	7,107
Income tax expense/(benefit)	754	625	363	486	176	267	153	(512)	2,312
Net income	$1,381	$849	$536	$693	$292	$391	$653	$—	$4,795
Average common equity	$40,000	$24,600	$18,400	$8,000	$6,500	$6,500	$55,069	$—	$159,069
Average assets	710,005	314,020	214,702	133,309	42,868	63,426	565,317	NA	2,043,647
Return on average common equity	14%	14%	12%	35%	18%	24%	NM	NM	12%
Overhead ratio	71	57	35	36	74	68	NM	NM	58

Six months ended June 30, 2011 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$11,409	$4,495	$2,353	$1,100	$2,320	$4,159	$3,325	$(902)	$28,259
Net interest income	4,138	8,113	7,199	2,043	1,452	784	252	(240)	23,741
Total net revenue	15,547	12,608	9,552	3,143	3,772	4,943	3,577	(1,142)	52,000
Provision for credit losses	(612)	2,193	1,297	101	2	17	(19)	—	2,979
Credit allocation income/(expense)(b)	—	—	—	—	59	—	—	(59)	—
Noninterest expense	9,348	10,171	3,905	1,126	2,830	3,454	2,003	—	32,837
Income/(loss) before income tax expense/(benefit)	6,811	244	4,350	1,916	999	1,472	1,593	(1,201)	16,184
Income tax expense/(benefit)	2,384	260	1,706	763	350	567	369	(1,201)	5,198
Net income	$4,427	$(16)	$2,644	$1,153	$649	$905	$1,224	$—	$10,986
Average common equity	$40,000	$25,000	$16,000	$8,000	$7,000	$6,500	$69,259	$—	$171,759
Average assets	828,662	292,557	201,225	141,989	50,294	71,577	562,437	NA	2,148,741
Return on average common equity	22%	—%	33%	29%	19%	28%	NM	NM	13%
Overhead ratio	60	81	41	36	75	70	NM	NM	63

Six months ended June 30, 2010 (in millions, except ratios)	Investment Bank	Retail Financial Services	Card Services & Auto	Commercial Banking	Treasury & Securities Services	Asset Management	Corporate/ Private Equity	Reconciling Items(c)	Total
Noninterest revenue	$10,623	$5,250	$2,113	$1,046	$2,373	$3,473	$2,384	$(887)	$26,375
Net interest income	4,028	8,684	8,202	1,856	1,264	726	1,823	(186)	26,397
Total net revenue	14,651	13,934	10,315	2,902	3,637	4,199	4,207	(1,073)	52,772
Provision for credit losses	(787)	5,104	6,077	(21)	(55)	40	15	—	10,373
Credit allocation income/(expense)(b)	—	—	—	—	(60)	—	—	60	—
Noninterest expense	9,360	7,842	3,519	1,081	2,724	2,847	3,382	—	30,755
Income/(loss) before income tax expense/(benefit)	6,078	988	719	1,842	908	1,312	810	(1,013)	11,644
Income tax expense/(benefit)	2,226	435	321	759	337	529	(71)	(1,013)	3,523
Net income	$3,852	$553	$398	$1,083	$571	$783	$881	$—	$8,121
Average common equity	$40,000	$24,600	$18,400	$8,000	$6,500	$6,500	$53,590	$—	$157,590
Average assets	693,157	319,906	219,812	133,162	40,583	62,978	571,579	NA	2,041,177
Return on average common equity	19%	5%	4%	27%	18%	24%	NM	NM	10%
Overhead ratio	64	56	34	37	75	68	NM	NM	58

(a)
In addition to analyzing the Firm’s results on a reported basis, management reviews the Firm’s lines of business results on a “managed basis,” which is a non-GAAP financial measure. The Firm’s definition of managed basis starts with the reported U.S. GAAP results and includes certain reclassifications as discussed below that do not have any impact on net income as reported by the lines of business or by the Firm as a whole.

(b)
IB manages traditional credit exposures related to the Global Corporate Bank (“GCB”) on behalf of IB and TSS. Effective January 1, 2011, IB and TSS share the economics related to the Firm’s GCB clients. Included within this allocation are net revenues, provision for credit losses, as well as expenses. Prior-year period reflected a reimbursement to IB for a portion of the total costs of managing the credit portfolio. IB recognizes this credit allocation as a component of all other income.

(c)
Segment managed results reflect revenue on a fully tax-equivalent basis, with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the three and six months ended June 30, 2011 and 2010, were as follows.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Noninterest revenue	$510	$416	$961	$827
Net interest income	121	96	240	186
Income tax expense	631	512	1,201	1,013